Annual Fund Operating Expenses - Class D Shares - Janus Henderson Global Select Fund - Class D	Jan. 29, 2021
Operating Expenses:
Management Fees	0.64%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.84%